Net interest income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net interest income
Loans	SFr 1,488	SFr 1,642	SFr 1,855	SFr 3,130	SFr 3,642
Investment securities	2	1	3	3	6
Trading assets	1,566	1,665	2,246	3,231	3,746
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	391	545	779	936	1,560
Other	142	442	770	584	1,517
Interest and dividend income	3,589	4,295	5,653	7,884	10,471
Deposits	(299)	(561)	(808)	(860)	(1,591)
Short-term borrowings	(76)	(76)	(114)	(152)	(211)
Trading liabilities	(717)	(756)	(1,069)	(1,473)	(1,783)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(211)	(294)	(456)	(505)	(938)
Long-term debt	(657)	(884)	(910)	(1,541)	(1,814)
Other	(59)	(190)	(295)	(249)	(601)
Interest expense	(2,019)	(2,761)	(3,652)	(4,780)	(6,938)
Net interest income	1,570	SFr 1,534	2,001	3,104	3,533
Bank
Net interest income
Loans				3,113	3,646
Investment securities				3	5
Trading assets				3,231	3,746
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions				936	1,560
Other				584	1,519
Interest and dividend income	3,585		5,655	7,867	10,476
Deposits				(857)	(1,593)
Short-term borrowings				(155)	(218)
Trading liabilities				(1,473)	(1,783)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions				(505)	(938)
Long-term debt				(1,522)	(1,788)
Other				(251)	(601)
Interest expense	(2,017)		(3,648)	(4,763)	(6,921)
Net interest income	SFr 1,568		SFr 2,007	SFr 3,104	SFr 3,555